GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

A summary of the Company’s general and administrative expenses is as follows:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Corporate administration	822	856	2,026	1,668
Professional fees	451	518	1,352	1,221
Salaries and benefits	2,483	1,749	5,709	3,509
Tax penalties and inflation charges	2,011	834	4,278	2,479
	5,767	3,957	13,365	8,877